SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Product Information [Line Items]
Total Revenue	$ 325,128	$ 0	$ 325,128	$ 10,300	$ 41,055	$ 16,000
Commission For Software Sales [Member]
Product Information [Line Items]
Total Revenue	220,000	0	220,000	0
CRM Software [Member]
Product Information [Line Items]
Total Revenue	105,128		105,128	7,000	7,000	0
Tourism Programs [Member]
Product Information [Line Items]
Total Revenue	$ 0	$ 0	$ 0	$ 3,300	$ 34,055	$ 16,000